Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share
4.6 Earnings per share

Basic earnings per share (EPS) is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year.
Diluted EPS is calculated by dividing On’s net income for the period by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued at conversion of all the dilutive potential ordinary shares into ordinary shares. Dilutive effects arise from equity-settled awards from the Company's share-based plans. These shares are included even if the service conditions are not met, or respective performance conditions were fulfilled at the end of the reporting period.

Three-month period ended June 30,	2024	2024	2023	2023
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	288,082,955	345,437,500	284,127,877	345,437,500
Weighted number of shares with dilutive effects	3,430,738	12,467,091	3,464,956	11,792,673
Weighted number of outstanding shares (diluted and undiluted)	291,513,693	357,904,591	287,592,833	357,230,173

Net profit (CHF in millions)	27.5	3.3	2.9	0.4
Basic EPS (CHF)	0.10	0.01	0.01	0.00
Diluted EPS (CHF)	0.09	0.01	0.01	0.00

Six-month period ended June 30,	2024	2024	2023	2023
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	287,985,587	345,437,500	283,859,171	345,437,500
Weighted number of shares with dilutive effects	3,366,411	12,174,230	3,335,726	11,203,866
Weighted number of outstanding shares (diluted and undiluted)	291,351,998	357,611,730	287,194,897	356,641,366

Net profit (CHF in millions)	109.1	13.1	42.5	5.2
Basic EPS (CHF)	0.38	0.04	0.15	0.01
Diluted EPS (CHF)	0.37	0.04	0.15	0.01